Equity-settled share-based payments (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions | $	$ 11,580	$ 5,081
Stock Options, 2004 Stock Incentive Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised in share-based payment arrangement	5,149	14,396
Restricted Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions | $	$ 14,900	$ 4,600
Granted (shares)	1,086,913	603,799
Number of other equity instruments exercised or vested in share-based payment arrangement	2,406,118	970,511
Number of other equity instruments forfeited in share-based payment arrangement	1,541	18,280